Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Lease liabilities [abstract]
Summary of Lease Liabilities

Total
As at December 31, 2021	2,957
Additions	3
Interest Expense (Note 5)	83
Lease Payments	(233)
Modifications	42
Re-measurements	3
Terminations	(1)
Exchange Rate Movements and Other	12
As at June 30, 2022	2,866
Less: Current Portion	274
Long-Term Portion	2,592